Consolidated Statement of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Consolidated Statement of Comprehensive Income
Profit for the year	€ 648.7	€ 885.0	€ 1,450.2
Cash-flow hedge reserve-effective portion of fair value changes to derivatives, net of tax:
Effective portion of changes in fair value of cash-flow hedges	197.4	325.5	(809.5)
Net change in fair value of cash-flow hedges transferred to property, plant and equipment		59.6	108.4
Net hedge ineffectiveness charge transferred to profit or loss	(353.5)
Net change in fair value of cash-flow hedges transferred to profit or loss	(229.8)	249.2	119.5
Net movements in cash-flow hedge reserve	(385.9)	634.3	(581.6)
Total other comprehensive (loss)/income for the year, net of income tax	(385.9)	634.3	(581.6)
Total comprehensive income for the year - all attributable to equity holders of parent	€ 262.8	€ 1,519.3	€ 868.6